Financial assets at fair value through profit or loss - Equity Instruments FVTPL (Parenthetical) (Detail) - Prisma Medios de Pago S.A. [Member]	12 Months Ended
Dec. 31, 2020 shares
Financial assets at fair value through profit or loss [line items]
Equity instruments number of shares held	10,805,542
Equity instruments percentage of shares held	5.44%